Organization	6 Months Ended
Mar. 31, 2025
Organization [Abstract]
ORGANIZATION

Note 1 ORGANIZATION

Prestige Wealth Inc. (“PWI”, or the “Company”) is a limited liability company established under the laws of the Cayman Islands on October 25, 2018. It is engaged in providing wealth management services and asset management services to high net worth and ultra-high net worth individuals and enterprises through its subsidiaries.

PRESTIGE PRIVATE WEALTH MANAGEMENT LIMITED (“PPWM”), which was 100% owned by PWI, was incorporated in British Virgin Islands on May 23, 2014, and is engaged in providing wealth management services for the referral fees.

Prestige Wealth Management Limited (“PWM”) is a wholly owned subsidiary of PPWM. It was established on January 26, 2015 in Hong Kong, and provides wealth management services to third parties.

PRESTIGE ASSET INTERNATIONAL INC. (“PAI”) was incorporated in British Virgin Islands on December 4, 2015 and was 100% owned by PWI.

Prestige Asset Management Limited (“PAM”) is a wholly-owned subsidiary of PAI. It was established in accordance with laws and regulations of Hong Kong on December 14, 2015, and serves as investment advisor and provides investment advisory services to third parties with respect to identifying suitable target investment projects that fit the specific investment needs of investors.

Prestige Global Asset Management Limited (“PGAM”) is a wholly-owned subsidiary of PAI. It was established on June 8, 2016 under the laws of the Cayman Islands, and provides asset management services by managing various investment portfolios for high net worth and ultra-high net worth individuals and enterprises.

Prestige Global Capital Inc. (“PGCI) is a wholly-owned subsidiary of PAI. It was established on November 3, 2020 under the laws of the Cayman Islands, and provides asset management services by serving as a general partner of an Exempted Limited Partnership.

Prestige Wealth America Inc. (“PWAI”) is a wholly owned subsidiary of PPWM. It was established on February 15, 2022 in California, and provides wealth management services to third parties.

AISYS Inc. (“AISYS”) was incorporated in the British Virgin Islands on May 10, 2024 and is 100% controlled by PWI.

SPW Global Inc (“SPW”) was incorporated in the British Virgin Islands on March 11, 2024, which in turn wholly owns Wealth AI PTE LTD. (“Wealth AI”). On November 4, 2024, PWI completed its acquisition of all shares of SPW.

Wealth AI PTE LTD. (“Wealth AI”) is a wholly-owned subsidiary of SPW. It was established May 20, 2022 in Singapore, and offers personalized, cost-effective wealth management solutions using artificial intelligence.

Tokyo Bay Management Inc. (“Tokyo Bay”) was incorporated in the British Virgin Islands on April 05, 2024, Tokyo Bay is a company based in Tokyo, Japan, providing wealth management services, family affairs services, lifestyle management services and related value-added services to high-net-worth clients in Japan. PWI completed its acquisitions of Tokyo Bay on December 16, 2024.

InnoSphere Tech Inc. (“InnoSphere Tech”) was incorporated in the British Virgin Islands on October 28, 2024, and it is a technology company that leverages its advantages in web scraping technology to collect data on finance, wealth management, and related industries according to international standards. PWI completed its acquisitions of InnoSphere Tech on December 16, 2024.

InnoSphere Tech Pte. LTD. (“InnoSphere Singapore”) is a wholly-owned subsidiary of InnoSphere Tech. It was established on February 20, 2025 in Singapore, and it focuses on developing platforms integrating AI based technology.

Group chart of the Company after reorganization is set out below:

Details of the subsidiaries of the Company after reorganization are set out below:

Name	Date of Incorporation	Place of incorporation	Percentage of effective ownership	Principal Activities
Subsidiaries
PPWM	May 23, 2014	British Virgin Islands	100%	Wealth management service provider
PWM	January 26, 2015	Hong Kong	Wholly owned subsidiary of PPWM	Wealth management service provider
PAI	December 4, 2015	British Virgin Islands	100%	Inactive
PAM	December 14, 2015	Hong Kong	Wholly owned subsidiary of PAI	Investment advisor
PGAM	June 8, 2016	Cayman Islands	Wholly owned subsidiary of PAI	Asset management services provider
PGCI	November 3, 2020	Cayman Islands	Wholly owned subsidiary of PAI	Asset management services provider
PWAI	February 15, 2022	California	Wholly owned subsidiary of PPWM	Wealth management service provider
AISYS	May 10, 2024	British Virgin Islands	100%	Inactive
SPW	March 11, 2024	British Virgin Islands	100%	Inactive
Wealth AI	May 20, 2022	Singapore	Wholly owned subsidiary of SPW	Wealth management solutions provider
Tokyo Bay	April 05, 2024	British Virgin Islands	100%	Wealth management service provider
InnoSphere Tech	October 28, 2024	British Virgin Islands	100%	Service provider based on AI technology
InnoSphere Singapore	February 20, 2025	Singapore	Wholly owned subsidiary of InnoSphere Tech	Service provider based on AI technology